Securities 2 (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
The amortized cost and fair value of available for sale securites by maturity
Under 1 year amortized cost	$ 14,549
1 to 5 amortized cost	31,686
5 to 10 years amortized cost	46,976
10 and over amortized cost	2,875
Total		112,187
Under 1 year fair value	14,782
1 to 5 fair value	32,910
5 to 10 years fair value	47,071
10 and over fair value	2,823
Fair Value	97,586
The amortized cost and fair value held to maturity securities by maturity
Under 1 year amortized cost	31,191
1 to 5 amortized cost	125,802
5 to 10 years amortized cost	10,244
10 and over amortized cost	836
Total	168,073	167,225
Under 1 year fair value	31,704
1 to 5 fair value	129,149
5 to 10 years fair value	10,498
10 and over fair value	1,197
Fair Value	$ 163,121	$ 160,401